Borrowings (Tables)	12 Months Ended
Mar. 31, 2024
Borrowings [Abstract]
Schedule of Short Term and Long Term Borrowings
		As of March 31,
	Note	2023	2024
		RMB	RMB
Short-term borrowings
China Resources Bank of Zhuhai Co., Ltd. Loan 1	(a)	22,000	-
Secured loan	(b)	7,800	2,853
Industrial and Commercial Bank of China (“ICBC”) Loan 1	(c)	5,000	-
ICBC Loan 2	(d)	5,000	-
China Resources SZITIC Trust Company Limited Loan 1	(e)	3,000	-
Baosheng County Bank	(f)	2,400	-
PingAn Bank Co., Ltd.	(g)	2,000	-
China Resources Bank of Zhuhai Co., Ltd. Loan 2	(h)	2,000	-
WeBank Co., Ltd. 1	(i)	1,990	853
WeBank Co., Ltd. 3	(j)	1,745	245
WeBank Co., Ltd. 2	(k)	1,000	428
China Resources Bank of Zhuhai Co., Ltd. Loan 3	(l)	-	22,000
ICBC Loan 3	(m)	-	8,000
Bank of Beijing Loan 1	(n)	-	5,000
Bank of Beijing Loan 2	(o)	-	5,000
China Resources SZITIC Trust Company Limited Loan 2	(p)	-	5,000
Guangxi Beibu Gulf Bank Loan 1	(q)	-	5,000
China Resources Bank of Zhuhai Co., Ltd. Loan 4	(r)	-	1,570
Guangxi Beibu Gulf Bank Loan 2	(s)	-	1,000
		53,935	56,949

Long-term borrowings
Shenzhen Rural Commercial Bank loan 1	(t)	6,370	-
Shenzhen Rural Commercial Bank loan 2	(u)	1,580	-
		7,950	-
Representing by:
Current portion of long-term borrowings		1,080	-
Non-current portion of long-term borrowings		6,870	-
(a)	On November 24, 2022, UTime SZ entered into a working capital loan agreement with China Resources Bank of Zhuhai Co., Ltd., to borrow RMB22 million as working capital at an annual effective interest rate of 5.5%. The loan is secured by the office owned by UTime SZ and guaranteed by UTime GZ, Mr. Bao and his spouse. The loan was due in November 2023.

(b)	In November 2020, UTime SZ and TCL Commercial Factoring (Shenzhen) Company Limited (“TCL Factoring”) executed a factoring agreement, pursuant to which UTime SZ received a revolving credit facility and may submit unlimited number of loan applications, so long as, among other conditions, the balance of the loan does not exceed the credit line. The annual effective interest rate range is from 8.0% to 9.0%. TCL Factoring has the right of recourse to UTime SZ, and as a result, these transactions were recognized as secured borrowings. UTime SZ agreed to pledge to TCL Factoring its accounts receivable from TCL Mobile Communication Company Limited (“TCL Huizhou”). This credit facility was also guaranteed respectively by Mr. Bao and UTime GZ, each for an amount up to RMB20 million. UTime SZ agreed not to withdraw, utilize or dispose the accounts receivables paid to it by TCL Huizhou without the prior consent of TCL Factoring. As of March 31, 2023 and 2024, UTime SZ obtained loans under the factoring agreement at the total amount of RMB7.8 million and RMB2.9 million, respectively.
(c)	On December 2, 2022, UTime SZ entered into a loan agreement with Industrial and Commercial Bank of China (“ICBC”), to borrow RMB5 million as working capital at an annual effective interest rate of 3.75%. The loan is guaranteed by Mr. Bao and his spouse. The loan was due and repaid in December 2023.
(d)	On December 7, 2022, UTime SZ entered into a loan agreement with ICBC, to borrow RMB5 million as working capital at an annual effective interest rate of 3.75%. The loan is guaranteed by Mr. Bao and his spouse. The loan was due and repaid in December 2023.
(e)	On January 10, 2023, UTime SZ entered into a working capital loan agreement with China CITIC Bank, to borrow RMB3 million as working capital at an annual effective interest rate of 4.35%. The loan is guaranteed by Mr. Bao. The loan was due and repaid in January 2024.
(f)	On August 31, 2022, UTime SZ entered into a working capital loan agreement with Baosheng County Bank to borrow RMB2.4 million as working capital for one year at an annual effective interest rate of 8.0%. The loan was secured by the office owned by UTime SZ and guaranteed by UTime Guangxi, Mr. Bao and his spouse. The loan was fully repaid in August 2023.
(g)	In November 2021, UTime SZ entered into a credit agreement with PingAn Bank Co., Ltd. to borrow RMB2 million for a term of 3 years, with an annual effective rate of 12.96%. The loan is guaranteed by Mr. Bao and his spouse. The loan was due and repaid in May 2023.
(h)	On December 5, 2022, UTime SZ entered into a working capital loan agreement with China Resources Bank of Zhuhai Co., Ltd., to borrow RMB2 million as working capital at an annual effective interest rate of 8.0%. The loan is guaranteed by Mr. Bao. The loan was due and repaid in October 2023.
(i)	On May 19, 2022, UTime SZ entered into a credit line agreement with WeBank Co., Ltd. (“WeBank”) according to which WeBank agreed to provide UTime SZ with a credit facility of up to RMB1.99 million with a two-year term from May 19, 2022 to May 19, 2024, with an annual effective interest rate of 10.08%. The loan is guaranteed by Mr. Bao. As of March 31, 2024 and 2023, UTime SZ loans under the credit agreement was RMB0.9 million and RMB1.99 million, respectively.
(j)	On May 19, 2022, UTime SZ entered into a credit line agreement with WeBank according to which WeBank agreed to provide UTime SZ with a credit facility of up to RMB1 million with a two-year term from May 19, 2022 to May 19, 2024, with an annual effective interest rate of 10.08%. The loan is guaranteed by Mr. Bao. As of March 31, 2024 and 2023, UTime SZ loans under the credit agreement was RMB0.4 million and RMB1 million, respectively.
(k)	On May 18, 2022, UTime GZ entered into a credit line agreement with WeBank according to which WeBank agreed to provide UTime GZ with a credit facility of up to RMB3 million with a two-year term from May 18, 2022 to May 18, 2024, with an annual effective interest rate of 11.34%. The loan is guaranteed by Mr. Bao. As of March 31, 2024 and 2023, UTime GZ loans under the credit agreement was RMB0.2 million and RMB1.7 million, respectively.
(l)	On November 10, 2023, UTime SZ entered into a working capital loan agreement with China Resources Bank of Zhuhai Co., Ltd., to borrow RMB22 million as working capital at an annual effective interest rate of 3.55%. The loan will be due in November 2024.

(m)	On December 11, 2023, UTime SZ entered into a loan agreement with ICBC, to borrow RMB8 million as working capital at an annual effective interest rate of 3.85%. The loan will be due in December 2024.

(n)	On On January 2, 2024, UTime SZ entered into a credit agreement with Bank of Beijing, according to which Bank of Beijing agreed to provide UTime SZ with a credit facility of up to RMB10 million with a three-year term from January 2, 2024 to January 2, 2027. On January 2, 2024, UTime SZ entered into a loan agreement with Bank of Beijing, to borrow RMB 5 million as working capital at an annual effective interest rate of 4.5%. The loan is guaranteed by Mr. Bao and his spouse and will be due in January 2025.

(o)	On February 27, 2024, UTime SZ entered into a loan agreement with Bank of Beijing, to borrow RMB5 million as working capital at an annual effective interest rate of 4.5%. The loan is guaranteed by Mr. Bao and his spouse and will be due in February 2025.

(p)	On March 14, 2024, UTime SZ entered into a working capital loan agreement with China CITIC Bank, to borrow RMB5 million as working capital at an annual effective interest rate of 4.35%. The loan is guaranteed by Mr. Bao and will be due in March 2025.

(q)

On January 25, 2024, UTime Guangxi entered into a working capital loan agreement with Guangxi Beibu Gulf Bank, to borrow RMB5 million as working capital at an annual effective interest rate of 3.35%. The loan is guaranteed by Mr. Bao and his spouse, Mr. He Bo, the legal representative of UTime Guangxi, UTime SZ and Nanning Nanfang Financing Guarantee Co., Ltd, a third party. The loan will be due in January 2025.

(r)	On November 16, 2023, UTime SZ entered into a working capital loan agreement with China Resources Bank of Zhuhai Co., Ltd., to borrow RMB1.57 million as working capital at an annual effective interest rate of 7.0%. The loan will be due in October 2024.

(s)

On January 26, 2024, UTime Guangxi entered into a working capital loan agreement with Guangxi Beibu Gulf Bank, to borrow RMB1 million as working capital at an annual effective interest rate of 3.35%. The loan is guaranteed by Mr. Bao and his spouse, Mr. He Bo, the legal representative of UTime Guangxi, UTime SZ and Nanning Nanfang Financing Guarantee Co., Ltd, a third party. The loan will be due in January 2025.

(t)

On June 29, 2021, UTime SZ entered into a credit agreement with Shenzhen Rural Commercial Bank to borrow RMB7 million for a term of 3 years, which is payable at monthly installment of RMB0.07 million from August 2022 to July 2024, with a balloon payment of the remaining balance in the last installment. The loan bore a fixed interest rate of 4.5% per annum. The loan was secured by real estate owned by Mr. Bao and guaranteed by Mr. Bao. The loan was fully repaid in February 2024.

(u)

In July 2021, UTime SZ entered into a credit agreement with Shenzhen Rural Commercial Bank to borrow RMB2 million for a term of 3 years, which is payable at monthly installment of RMB0.02 million from July 2021 to July 2024, with a balloon payment of the remaining balance in the last installment. The loan is secured by real estate owned by Mr. Bao and guaranteed by Mr. Bao. The loan was fully repaid in February 2024.